ASSET ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Summary of asset price allocation

Asset Price Allocation
Inventory
Raw Material	$130,030
Finished Goods	62,427
Other Assets	98,746
Fixed Assets
Manufacturing machinery and equipment	3,682,621
Furniture, fixtures, computer hardware and computer software	110,102